12 Months Ended
Apr. 30, 2015

BLACKROCK CASH FUNDS: TREASURY

(the "Fund")

Supplement dated July 28, 2015 to the

Capital Shares

Institutional Shares

Select Shares

Premium Shares

SL Agency Shares

Trust Shares

Prospectuses of the Fund, dated April 30, 2015

The Board of Trustees of BlackRock Funds III (the "Board"), on behalf of the Fund, has approved an investment policy in order for the Fund to meet the definition of a "government money market fund" under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets. The Board has also approved an amended investment objective for the Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Fund's prospectuses are amended as follows:

The section of the Fund's prospectuses entitled "Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Investment Objective" is deleted in its entirety and replaced with the following:

The investment objective for BlackRock Cash Funds: Treasury (the "Fund"), a series of BlackRock Funds III (the "Trust"), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Fund's prospectuses entitled "Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Fund's prospectuses entitled "Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Principal Risks of Investing in the Fund" is amended by removing "Investment in Other Investment Companies Risk" as a principal risk of the Fund; and by removing "Regulatory Risk" and replacing it with the following:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.